STATEMENTS OF CASH FLOWS - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net income	$ (44,737)	$ 881,113	$ 2,899,551	$ 5,926,421
Adjustments to reconcile net income to net cash used in operating activities:
Interest income earned on investments held in Trust Account	0	(4,119,710)	(1,733,912)	(6,335,533)
Change in fair value of warrant liability			(1,435,682)	257,126
Changes in current assets and liabilities
Prepaid Expenses	(4,566)	8,996	(231,465)	(131,268)
Deferred offering costs	(125,665)		248,425	248,425
Accounts Payable		120,055
Accrued Expenses		2,512,737	50,211	231,427
Accrued offering costs				(122,760)
Due to related party		(2,425)	(121,358)	2,425
Net cash used in operating activities	(174,968)	(599,234)	(324,230)	(437,989)
Cash flows from investing activities:
Investment of cash in Trust Account			(226,125,000)	(226,125,000)
Net cash used in investing activities			(226,125,000)	(226,125,000)
Cash flows from financing activities:
Proceeds from the sale of Units			226,125,000	226,125,000
Proceeds from promissory note - related party	152,200		397,800	397,800
Payment of promissory note - related party			(550,000)	(550,000)
Proceeds from sale of private placement warrants				6,968,750
Proceeds from sale of private placement warrants			7,568,750
Proceeds from issuance of Class B ordinary shares	25,000
Payment of underwriting fee			(4,500,000)	(4,500,000)
Payment of offering costs			(1,624,662)	(1,024,662)
Net cash provided by financing activities	177,200		227,416,888	227,416,888
Net change in cash	2,232	(599,234)	967,658	853,899
Cash, beginning of the period		856,131	2,232	2,232
Cash, end of the period	2,232	$ 256,897	969,890	856,131
Supplemental disclosure of cash flow information:
Deferred underwriters' discount payable charged to additional paid-in capital			9,000,000
Forfeiture of Class B ordinary shares			166,667
Deferred offering costs included in accrued expenses			$ 1,402
Deferred underwriters' discount payable				$ 9,000,000
Deferred offering costs included in accrued offering costs	$ 122,760